Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	151,568,524
Proposed Maximum Offering Price per Unit	7.25
Maximum Aggregate Offering Price	$ 1,098,871,799.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,754.20
Offering Note	(Note 1a) Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.0001 per share (the "Common Stock"), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (Note 1b) In accordance with Rule 457(c) under the Securities Act, based on the average of the high ($7.60) and low ($6.90) prices of the registrant's Common Stock on The New York Stock Exchange ("NYSE") on July 24, 2026, which such date is within five business days of the filing of this registration statement. (Note 1c) Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.